Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables
11. Trade and other payables:

Trade and other payables include balances of suppliers and consulting service providers.  Other payables includes $1.2 million for executive severance at December 31, 2021.